Statements Of Income (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Statements
Sales of products and services	$ 150,852	$ 115,892	$ 146,529
Less:
Value-added and other taxes on sales and services	(26,459)	(20,909)	(25,046)
Contribution of Intervention in the Economic Domain Charge - CIDE	(4,341)	(3,114)	(3,226)
Net operating revenues	120,052	91,869	118,257
Cost of Sales	(70,694)	(49,251)	(72,865)
Depreciation, depletion and amortization	(8,507)	(7,188)	(5,928)
Exploration, including exploratory dry holes	(1,981)	(1,702)	(1,775)
Impairment	(402)	(319)	(519)
Selling, general and administrative expenses	(8,977)	(7,020)	(7,429)
Research and development expenses	(993)	(681)	(941)
Employee benefit expense for non-active participants	(752)	(719)	(841)
Other operating expenses	(3,588)	(3,120)	(2,665)
Total costs and expenses	(95,894)	(70,000)	(92,963)
Operating income	24,158	21,869	25,294
Equity in the results of non-consolidated companies	413	157	(21)
Financial income	2,630	1,899	1,641
Financial expenses	(1,643)	(1,295)	(848)
Monetary and exchange variation	714	(175)	1,584
Other taxes	(523)	(333)	(433)
Other expenses, net	82	(61)	(225)
Total	1,673	192	1,698
Income before income taxes	25,831	22,061	26,992
Income tax expense
Current	(3,396)	(4,378)	(6,904)
Deferred	(2,960)	(860)	(2,355)
Total income tax expense	(6,356)	(5,238)	(9,259)
Net income for the year	19,475	16,823	17,733
Plus/(Less): Net income attributable to the noncontrolling interest	(291)	(1,319)	1,146
Net income for the year attributable to Petrobras	19,184	15,504	18,879
Net income applicable to each class of shares
Net income applicable to each class of shares - common shares	11,043	8,965	10,916
Net income applicable to each class of shares - preferred shares	8,141	6,539	7,963
Net income for the year attributable to Petrobras	$ 19,184	$ 15,504	$ 18,879
Basic and diluted earnings per:
Basic and diluted earnings per common and preferred share	1.94	1.77	2.15
Basic and diluted earnings per common and preferred ADS	3.88	3.54	4.30
Weighted average number of shares outstanding
Weighted average number of shares outstanding - common	5,683,061,430	5,073,347,344	5,073,347,344
Weighted average number of shares outstanding - preferred	4,189,764,635	3,700,729,396	3,700,729,396